UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: April 30, 2018

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST ProSports Sponsors ETF

Annual Report

April 30, 2018

Exchange Listed Funds Trust TABLE OF CONTENTS	April 30, 2018

ProSports Sponsors ETF
Management’s Discussion of Fund Performance	1
Schedule of Investments	3
Summary of Investments	5
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm	19
Disclosure of Fund Expenses	20
Other Information	21
Trustees	23
Officers	24

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.sportsetfs.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. Concentration in a particular industry or sector will subject the Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the Cboe BZX Exchange, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the Fund’s underlying index.

Distributor: Foreside Fund Services, LLC

ProSports Sponsors ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2018 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the ProSports Sponsors ETF (“FANZ” or the “Fund”). The following information pertains to the fiscal period of July 10, 2017 (inception date) through April 30, 2018.

The Fund seeks to track the total return performance, before fees and expenses, of the ProSports Sponsors Index (the “Index”). The Index measures the performance of companies which are official sponsors of the major professional football, baseball, hockey and basketball leagues in the US or national sports broadcasters with rights agreements with such leagues.

The Fund had positive performance during the fiscal period ending on April 30, 2018. The market price for FANZ increased 11.53% and the NAV increased 10.73%, while the S&P 500, a broad market index, gained 10.74% over the same period. The Fund’s Index returned 11.43%. Meanwhile, outstanding shares ended the period at 250,001.

For the period, the largest positive contributor to return was Amazon.com Inc. (AMZN US), adding 0.83% to the return of the Fund, gaining 57.54% with an average weighting of 1.65%. The second largest contributor to return was New Relic Inc. (NEWR US), adding 0.73% to the return of the Fund, gaining 51.02% with an average weighting of 1.75%. The third largest contributor to return was Brown-Forman Corp. (BF/B US), adding 0.72% to the return of the Fund, gaining 52.02% with an average weighting of 1.59%.

For the period, the largest negative contributor to return was The Kraft Heinz Co. (KHC US), detracting 0.51% from the return of the Fund, declining 31.02% with an average weighting of 1.36%. The security contributing second-most negatively was CBS Corp. (CBS US), detracting 0.36% from the return of the Fund, and declining 22.11% with an average weighting of 1.39%. The third largest negative contributor to return was Campbell Soup Co. (CPB US), detracting 0.28% from the return of the Fund, and declining 18.34% with an average weighting of 1.40%.

For the period, the best performing security in the Fund was Amazon.com Inc. (AMZN US), gaining 57.54% and contributing 0.83% to the return of the Fund. The second-best performing security for the period was Brown-Forman Corp. (BF/B US), gaining 52.02% and contributing 0.72% to the return of the Fund. The third-best performing security was New Relic Inc. (NEWR US), gaining 51.02% for the period and contributing 0.73% to the return of the Fund.

For the period, the worst performing security in the Fund was The Kraft Heinz Co. (KHC US), declining 31.02% and reducing the return of the Fund by 0.51%. The second-worst performing security in the Fund was CBS Corp. (CBS US), declining 22.11% and reducing the return of the Fund by 0.36%. The third-worst performing security in the Fund was Under Armour Inc. (UA US), declining 18.87% and reducing the return of the Fund by 0.21%.

We look forward to keeping you well informed as things progress.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

The views in this letter were as of April 30, 2018 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

ProSports Sponsors ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2018 (Unaudited)

Growth of a $10,000 Investment
(at Net Asset Value)

		Cumulative Total Return as of 4/30/2018	Expense Ratio*
	Inception Date of the Fund		Gross	Net
ProSports Sponsors ETF	7/10/2017	10.73%	0.69%	0.69%
ProSports Sponsors Index		11.43%
S&P 500 Index		10.74%

*	Reflects the expense ratio as reported in the Prospectus dated July 7, 2017.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.sportsetfs.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Vident Investment Advisory, LLC for the period stated and is subject to change at any time.

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Net Asset Value - The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

ProSports Sponsors ETF SCHEDULE OF INVESTMENTS	April 30, 2018

Number of Shares		Value ($)
COMMON STOCKS – 99.7%
	CONSUMER DISCRETIONARY ‡ – 36.9%
48	Amazon.com, Inc.*	75,174
1,253	Brunswick Corp.	75,030
2,634	Camping World Holdings, Inc. - Class A	75,411
552	Canadian Tire Corp. Ltd. - Class A	75,345
1,524	CBS Corp. - Class B	74,981
2,391	Comcast Corp. - Class A	75,053
1,250	Dunkin' Brands Group, Inc.	76,200
1,736	Foot Locker, Inc.	74,787
6,569	Ford Motor Co.	73,836
2,023	General Motors Co.	74,325
2,671	H&R Block, Inc.	73,853
2,202	Honda Motor Co., Ltd. - ADR	75,661
1,893	Live Nation Entertainment, Inc.*	74,717
553	Marriott International, Inc. - Class A	75,584
456	McDonald's Corp.	76,353
916	Nathan's Famous, Inc.	75,066
4,739	News Corp. - Class A	75,729
1,082	NIKE, Inc. - Class B	73,998
1,209	Papa John's International, Inc.	74,958
4,864	Regis Corp.*	75,976
1,383	Restaurant Brands International, Inc.	75,263
12,012	Sirius XM Holdings, Inc.	76,036
795	Time Warner, Inc.	75,366
2,071	Twenty-First Century Fox, Inc. - Class A	75,716
4,787	Under Armour, Inc. - Class C*	73,480
748	Walt Disney Co.	75,047
869	Yum! Brands, Inc.	75,690
		2,028,635
	CONSUMER STAPLES – 16.4%
750	Anheuser-Busch InBev S.A. - ADR	75,060
1,346	Brown-Forman Corp. - Class B	75,430
1,843	Campbell Soup Co.	75,157
1,630	Church & Dwight Co., Inc.	75,306
644	Clorox Co.	75,477
1,746	Coca-Cola Co.	75,445
624	Dr. Pepper Snapple Group, Inc.	74,855
817	Hershey Co.	75,115
1,326	Kraft Heinz Co.	74,760
1,048	Molson Coors Brewing Co. - Class B	74,659
747	PepsiCo, Inc.	75,402
1,041	Procter & Gamble Co.	75,306
		901,972
	ENERGY – 2.7%
1,702	BP PLC - ADR	75,892
962	Exxon Mobil Corp.	74,796
		150,688
	FINANCIALS – 13.6%
760	American Express Co.	75,050
9,325	Banco Bilbao Vizcaya Argentaria S.A. - ADR	75,159
2,506	Bank of America Corp.	74,980
990	Bank of Montreal	75,303
1,220	Bank of Nova Scotia	74,981
6,465	Barclays PLC - ADR	74,606
384	Berkshire Hathaway, Inc. - Class B*	74,392
1,059	Discover Financial Services	75,454
1,388	Hartford Financial Services Group, Inc.	74,730
1,297	TD Ameritrade Holding Corp.	75,343
		749,998
	HEALTH CARE – 1.4%
437	Cigna Corp.	75,085

	INDUSTRIALS – 4.1%
303	FedEx Corp.	74,901
1,159	Icahn Enterprises LP	75,509
558	Old Dominion Freight Line, Inc.	74,694
		225,104
	INFORMATION TECHNOLOGY – 16.4%
456	Apple, Inc.	75,359
1,691	Cisco Systems, Inc.	74,894
645	Electronic Arts, Inc.*	76,097
7,070	Extreme Networks, Inc.*	75,649
421	Mastercard, Inc. - Class A	75,052
794	Microsoft Corp.	74,255
6,728	Mitel Networks Corp.*	75,084
1,077	New Relic, Inc.*	75,272
680	SAP S.E. - ADR	75,364
754	Take-Two Interactive Software, Inc.*	75,181
600	Visa, Inc. - Class A	76,128
559	Zebra Technologies Corp. - Class A*	75,370
		903,705
	MATERIALS – 2.7%
708	PPG Industries, Inc.	74,963
901	Scotts Miracle-Gro Co.	75,306
		150,269
	TELECOMMUNICATION SERVICES – 4.1%
2,288	AT&T, Inc.	74,818
1,590	Rogers Communications, Inc. - Class B	75,174
1,511	Verizon Communications, Inc.	74,568
		224,560

See accompanying Notes to Financial Statements.

ProSports Sponsors ETF SCHEDULE OF INVESTMENTS (Concluded)	April 30, 2018

Number of Shares		Value ($)
COMMON STOCKS (continued)
	UTILITIES – 1.4%
1,895	Exelon Corp.	75,194

	TOTAL COMMON STOCKS
	(Cost $5,557,425)	5,485,210

SHORT-TERM INVESTMENTS – 0.2%
10,107	Invesco Government & Agency Portfolio, 1.61%#	10,107

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,107)	10,107

	TOTAL INVESTMENTS – 99.9%
	(Cost $5,567,532)	5,495,317
	Other Assets in Excess of Liabilities – 0.1%	3,349
	TOTAL NET ASSETS –100.0%	$5,498,666

ADR – American Depositary Receipt

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income Producing

‡	Please see Note 6 for more information about industry and sector concentration and other risks.

#	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

ProSports Sponsors ETF SUMMARY OF INVESTMENTS	April 30, 2018

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	36.9%
Information Technology	16.4%
Consumer Staples	16.4%
Financials	13.6%
Industrials	4.1%
Telecommunication Services	4.1%
Energy	2.7%
Materials	2.7%
Utilities	1.4%
Health Care	1.4%
Total Common Stocks	99.7%
Total Short-Term Investments	0.2%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	April 30, 2018

ProSports Sponsors ETF
Assets:
Investments, at value (Cost $5,567,532)	$5,495,317
Receivable for investment securities sold	1,630,778
Receivable for capital shares issued	1,104,909
Dividends and interest receivable	6,967
Total Assets	8,237,971

Liabilities:
Payable for investment securities purchased	1,636,347
Payable for capital shares redeemed	1,099,840
Advisory fee payable	3,118
Total Liabilities	2,739,305

Net Assets	$5,498,666

Net Assets Consist of:
Capital	$5,625,779
Accumulated undistributed net investment income (loss)	17,973
Accumulated net realized gain (loss) on investments and foreign currency transactions	(72,872)
Net unrealized appreciation (depreciation) on investments	(72,215)
Net unrealized appreciation (depreciation) on foreign currency translation	1
Net Assets	$5,498,666

Net Assets	$5,498,666
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	250,001
Net Asset Value, Offering and Redemption Price Per Share	$21.99

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS	For the Period July 10, 2017(1) through April 30, 2018

ProSports Sponsors ETF
Investment Income:
Dividend income (net of foreign withholding tax of $2,221)	$67,723
Interest	18
Total Investment Income	67,741

Expenses:
Advisory fees	23,159
Total Expenses	23,159

Net investment income (loss)	44,582

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on investment securities	345,353
Net realized gain (loss) on foreign currency transactions	(167)
Change in unrealized appreciation/(depreciation) on investments	(72,215)
Change in unrealized appreciation/(depreciation) on foreign currency translation	1
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	272,972

Change in Net Assets Resulting From Operations	$317,554

(1)	Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF CHANGES IN NET ASSETS	April 30, 2018

ProSports Sponsors ETF
For the Period July 10, 2017(1) through April 30, 2018
From Investment Activities:
Operations:
Net investment income (loss)	$44,582
Net realized gain (loss) on investments and foreign currency transactions	345,186
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(72,214)
Net Increase (Decrease) in Net Assets Resulting from Operations	317,554

Distributions to Shareholders:
From net investment income	(23,800)
From net realized gain	(9,800)
Total Distributions to Shareholders	(33,600)

Capital Transactions:
Proceeds from shares issued	7,469,911
Cost of shares redeemed	(2,255,219)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	5,214,692

Total Increase (Decrease) in Net Assets	5,498,646

Net Assets:
Beginning of period (initial seed amount)	20 (2)
End of period	$5,498,666

Accumulated undistributed net investment income (loss)	$17,973

Share Transactions:
Issued	350,000
Redeemed	(100,000)
Net Increase (Decrease) in Share Transactions	250,000

(1)	Commencement of operations.

(2)	Beginning capital of $20 was contributed by the Adviser in exchange for 1 share of the Fund in connection with the commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated.

		Investment Activities			Distribution to Shareholders From						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market Price(2)(4)	Ratio of Expenses to Average Net Assets(5)	Ratio of Net Investment Income to Average Net Assets(5)	Net Assets at End of Period (000's)	Portfolio Turnover(2)(7)
ProSports Sponsors ETF
For the Period July 10, 2017(6) through April 30, 2018	$20.01	$0.23	$1.92	$2.15	$(0.12)	$(0.05)	$(0.17)	$21.99	10.73%	11.53%	0.69%	1.33%	$5,499	21%

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized for periods less than one year.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the Cboe BZX Exchange, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Cboe BZX Exchange, Inc.

(5)	Annualized for periods less than one year.

(6)	Commencement of operations.

(7)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	April 30, 2018

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware Statutory Trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are of the ProSports Sponsors ETF (the “Fund”). The Fund is a passively managed exchange-traded fund. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The investment objective of the Fund is to provide investment results that, before fees and expenses, track the performance of the ProSports Sponsors Index (the “Index”). The Fund is classified as a diversified investment company under the 1940 Act. The Fund commenced operations on July 10, 2017.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realize upon sale of the securities.

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value (“NAV”) and the prices used by the Fund’s Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2018

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of April 30, 2018 for the Fund based upon the three levels defined above:

ProSports Sponsors ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$5,485,210	$—	$—	$5,485,210
Short-Term Investments	10,107	—	—	10,107
Total	$5,495,317	$—	$—	$5,495,317

*	The Fund did not hold any Level 3 securities at period end.

(1)	For a detailed break-out of common stocks by market segment, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2018

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of April 30, 2018, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

The Fund distributes net investment income and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory

Exchange Traded Concepts, LLC (the “Adviser”) serves as adviser to the Trust, including the Fund, pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at a rate of 0.69% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

The Adviser has entered into a license agreement with SportsETFs LLC (the “Index Provider”) pursuant to which the Adviser pays a fee to use the ProSports Sponsors Index (the “Index”). The Adviser is sub-licensing rights to the Index to the Fund at no charge.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2018

(b) Investment Sub-Advisory Agreement

The Adviser and Vident Investment Advisory, LLC, (“Vident” or the “Sub-Adviser”) have entered into an investment subadvisory agreement (the “Sub-Advisory Agreement”) with respect to the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Indices, subject to the supervision of the Adviser and the Board. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly at an annual rate of the average daily net assets of the Fund as follows: 0.06%, subject to an annual minimum of $25,000.

(c) Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

The Board has determined that no payments will be made under the Distribution and Service Plan through July 10, 2018. Thereafter, fees under the Distribution and Service Plan may only be imposed after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon “) serves as the Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as the Fund’s co-administrator.

Certain officers of the Trust are also employees of the Fund’s Adviser and affiliates of the Distributor.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2018 were as follows:

Fund	Purchases	Sales
ProSports Sponsors ETF	$839,534	$972,041

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended April 30, 2018 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
ProSports Sponsors ETF	$7,462,627	$2,112,902	$409,947

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2018

in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral from up to 115% of the value of deposit securities. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, the Fund may impose a non-standard charge of up to 0.02% of the value of the creation transactions for cash creations, non-standard orders, or partial cash purchases for the Fund. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $500.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, the Fund may impose a non-standard charge of up to 0.02% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Fund is $500.

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

ADR Risk: To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2018

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem Shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. An investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent the Fund invests a significant portion of their assets in the securities of companies of a single country or region, they are more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk: Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of its underlying index.

Industry and Sector Concentration Risk: From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. To the extent the Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Fund’s investments were more

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2018

broadly diversified. While the Fund’s sector and industry exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors and industries the Fund may have exposure to over time and should not be relied on as such.

Consumer Discretionary Sector Risk. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Consumer Staples Sector Risk. Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Information Technology Sector Risk. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

New Fund Risk: As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Shares.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk: In seeking to replicate the Index, which is adjusted and rebalanced quarterly, the Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Premium/Discount Risk: Although it is expected that the market price of the Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund’s Shares may trade at a premium or discount to the NAV.

Small- and Mid-Capitalization Risk: The small and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2018

Trading Risk: Shares of the Fund may trade on Cboe BZX Exchange, Inc. (the “Exchange”) above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Note 7 – Federal Income Taxes

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences arising primarily from redemption in-kind transactions, the following amounts have been reclassified for the tax period ended April 30, 2018:

Fund	Capital	Accumulated Undistributed Net Investment Income (Loss) on Investments	Accumulated Net Realized Gain (Loss) on Investments
ProSports Sponsors ETF	$411,067	$(2,809)	$(408,258)

The tax character of the distributions paid during the tax period ended April 30, 2018 was as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
ProSports Sponsors ETF
April 30, 2018	$33,600	$—	$33,600

As of the tax period ended April 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Unrealized Appreciation (Depreciation) on Foreign Currency	Accumulated Earnings (Deficit)
ProSports Sponsors ETF	$18,021	$—	$(8,347)	$(136,788)	$1	$(127,113)

At April 30, 2018, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProSports Sponsors ETF	$5,632,105	$163,885	$(300,673)	$(136,788)

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2018, the Fund had $8,347 of post-October capital losses which are deferred until May 1, 2018 for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	April 30, 2018

Note 8 - Recently Issued Regulatory Pronouncements

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC adopted Rule 22e-4 under the 1940 Act to require certain open-end funds to adopt liquidity risk management programs to ensure that such funds meet their obligation to satisfy shareholder redemption requests on a daily basis. Exchange Traded Funds (“ETFs”) that qualify as so-called “in-kind ETFs” will be excluded from certain requirements. Management is currently evaluating the impacts to the Fund.

Note 9 – Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in the Fund’s financial statements through this date.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of ProSports Sponsors ETF and

Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ProSports Sponsors ETF (the “Fund”), a series of Exchange Listed Funds Trust, as of April 30, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 10, 2017 (commencement of operations) through April 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit includes performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Exchange Traded Concepts, LLC’s investment companies since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 28, 2018

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	April 30, 2018 (Unaudited)

Expense Examples

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund had an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not the Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	11/1/17	4/30/18		11/1/17 –4/30/18
ProSports Sponsors ETF	$ 1,000.00	$ 1,046.10	0.69%	$ 3.50
Hypothetical (5% annual return before expenses)*
ProSports Sponsors ETF	$ 1,000.00	$ 1,021.37	0.69%	$ 3.46

*

Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	April 30, 2018 (Unaudited)

Index/Trademark License/Disclaimers

The Index Provider is SportsETFs LLC. The Index Provider is not affiliated with the Trust, the Adviser, the Sub-Adviser, Solactive AG (calculates and administers the Fund’s underlying index), the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates. The Adviser has entered into a license agreement with the Index Provider pursuant to which the Adviser pays a fee to use the Indices. The Adviser is sub-licensing rights to the Indices to the Fund at no charge.

Shares of the Trust are not sponsored, endorsed, or promoted by the Cboe BZX Exchange, Inc. (the “Exchange”) The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Index is compiled and calculated by the Index Provider. The Index Provider has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. The Index Provider will apply all necessary means to ensure the accuracy of the Index. However, the Index Provider shall not be liable (whether in negligence or otherwise) to any person for any error in the Index and shall not be under any obligation to advise any person of any error therein. All copyrights in the Index values and constituent lists vest in the Index Provider. Neither the publication of the Index by the Index Provider nor the granting of a license of rights relating to the Index or to the Index Trademarks for the utilization in connection with the Fund, represents a recommendation by the Index Provider for a capital investment or contains in any manner a warranty or opinion by the Index Provider with respect to the attractiveness of an investment in the Fund. The Fund is not sponsored, endorsed, or sold by the Index Provider or its respective affiliates. The Index Provider and its respective affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. The Index Provider and its respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be sold or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Index Provider and its respective affiliates have an obligation in connection with the administration and marketing of the Fund but have no obligations or liabilities in connection with the trading of the Fund. Notwithstanding the foregoing, the Index Provider and its affiliates may independently issue and/or sponsor financial products unrelated to the Fund but which may be similar to and competitive with the Fund. In addition, the Index Provider and its affiliates may trade financial products which are linked to the performance of the Index. It is possible that this trading activity will affect the value of the Index and the Fund.

THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEES, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER OR ITS RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index even if notified of the possibility of such damages.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Concluded)	April 30, 2018 (Unaudited)

Qualified Dividend Income

For the period ended April 30, 2018, 100% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund is designated as qualified dividend income.

Corporate Dividends Received Deduction

For the period ended April 30, 2018, 100% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund qualifies for the dividends received deduction available to corporate shareholders.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for Shares of the Fund and the Fund’s net asset value (“NAV”) can be found on the ProSports Sponsors website at www.sportsetfs.com.

EXCHANGE LISTED FUNDS TRUST TRUSTEES	April 30, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee*	Other Directorships held by Trustee in the Past 5 Years
Interested Trustee
Richard Hogan c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1963	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC 2011-present; Private Investor 2002-present; Secretary, Exchange Traded Concepts Trust 2011-present; Managing Member, Yorkville ETF Advisors 2011-2016	8	Board Member of Peconic Land Trust of Suffolk County, NY
Independent Trustees
Timothy J. Jacoby c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1952	Trustee	Since 2014	Senior Partner, Deloitte & Touche LLP, Private Equity/Hedge Fund/Mutual Fund Services Practice 2000-2014	21	Exchange Traded Concepts Trust (13) - Trustee; Edward Jones Money Market Fund - Trustee; Source ETF Trust - Trustee (2014-2015)
David M. Mahle c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1944	Trustee	Since 2012	Consultant, Jones Day 2012-present; Of Counsel, Jones Day 2008-2011; Partner, Jones Day 1988-2008	21	Exchange Traded Concepts Trust (13) - Trustee; Source ETF Trust- Trustee (2014-2015)
Kurt Wolfgruber c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1950	Trustee	Since 2012	Amherst Asset Management 2010-present- Independent Advisor; President, OppenheimerFunds, Inc. 2007-2009	21	Director, New Mountain Finance Corp.; Exchange Traded Concepts Trust (13) - Trustee; Source ETF Trust- Trustee (2014-2015)

*	As of May 5, 2018.

[1]	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

EXCHANGE LISTED FUNDS TRUST OFFICERS	April 30, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 years
J. Garrett Stevens c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1979	President	Since 2012

Investment Advisor/Vice President, T.S. Phillips Investments, Inc. 2000-2011; Chief Executive Officer and Secretary, Exchange Traded Concepts Trust 2009-2011; Chief Executive Officer, Exchange Traded Concepts, LLC 2009-present; President, Exchange Traded Concepts Trust 2011-present

Richard Hogan c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1963	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC 2011-present; Private Investor 2002-present; Secretary, Exchange Traded Concepts Trust 2011-present; Managing Member, Yorkville ETF Advisors 2011-2016
Christopher W. Roleke 10 High Street Suite 302 Boston, MA 02110 1972	Treasurer	Since 2012	Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC 2011-present
James J. Baker Jr. c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1951	Assistant Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011-present- Managing Partner; Yorkville ETF Advisors 2012-present- Managing Partner; Goldman Sachs 2000-2011 - Vice President
Patrick J. Keniston 3 Canal Plaza Suite 100 Portland, ME 04101 1964	Chief Compliance Officer	Since 2017	Managing Director, Foreside Fund Officer Services, LLC 2008-present

[1]	Each Officer serves at the pleasure of the Board of Trustees.

The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and officers. The SAI is available without charge, upon request, by calling collect (405) 778-8377 or at www.sportsetfs.com.

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10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Sub-Adviser:

Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, GA 30076

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

A description of Exchange Traded Concepts proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.sportsetfs.com or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling collect (405) 778-8377.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect (405) 778-8377 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.sportsetfs.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. This code of ethics is included as Exhibit 13(a)(1).

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees:

2018
$ 14,000

Audit fees, paid to Cohen Fund Audit Services, Ltd., relate to the audit of the registrant's annual financial statements and the consent issued and included with the registrant's post-effective registration statements.

(b) Audit-Related Fees:

2018
$ -

(c) Tax Fees:

2018
$ 3,000

These tax fees relate to the review of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Cohen Fund Audit Services, Ltd.

(d) All Other Fees:

2018
$ -

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)

2018
$ -

(f) Not applicable.

(g)

2018
$ 3,000

(h) Not applicable

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), David Mahle, and Kurt Wolfgruber.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	June 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	June 22, 2018

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	June 22, 2018